RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								6 Months Ended		12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 02, 2024	Jun. 05, 2024	May 10, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 21, 2024	Mar. 29, 2024	Jul. 31, 2023
Other income - related party										$ 56,100
Principal amount				$ 7,218,350	$ 11,699,916						$ 7,218,350
Debt interest rate					10.00%
Long-term debt					$ 3,000,000
Sale of Commons Shares and Warrants for Cash, shares											107,337
Sale of Commons Shares and Warrants for Cash											$ 40,437,038
Asset purchase						$ 3,582,181
Purchase price					15,000,000
Installments amount	$ 2,983,309	$ 2,983,309	$ 2,983,309	2,983,309	$ 2,983,309
Payments of debt											4,008,057
Accrued interest				$ 7,691,859							$ 7,691,859
Series D Preferred Stock [Member]
Convertible shares issuable							1,000
Sale of Commons Shares and Warrants for Cash, shares							12,122
Series D Preferred Stock [Member] | Exchange Agreement [Member]
Convertible shares issuable							1,000
Sale of Commons Shares and Warrants for Cash, shares							12,122
Sale of Commons Shares and Warrants for Cash							$ 1,224,400
Series A-1 Preferred Stock [Member]
Sale of Commons Shares and Warrants for Cash, shares					450,000
Sale of Commons Shares and Warrants for Cash					$ 3,300,084
Preferred stock, par value				$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Equipment Rentals [Member] | Related Party [Member]
Other income								$ 0	$ 56,100
Chief Executive Officer [Member]
Other income - related party										$ 56,100
Payment to acquire equipment											1,502,830
Accrued rent				$ 495,354							$ 495,354
Chief Executive Officer [Member] | DWM Note [Member]
Principal amount												$ 7,218,350	$ 10,000,000	$ 17,218,350
Debt interest rate				7.00%							7.00%
Principal payment											$ 0
Convertible shares issuable												3,749
Long-term debt				$ 0							0
Chief Executive Officer [Member] | DWM Note [Member] | Series D Preferred Stock [Member]
Convertible shares issuable													1,000
Chief Executive Officer [Member] | Shipping and Handling [Member]
Hauling services provided to suppliers								189,270	383,781	392,644	850,737
Payments to suppliers								213,953	816,993	816,993	1,396,330
Chief Executive Officer [Member] | Scrap Metal Services [Member]
Payments to suppliers										0	147,401
Chief Executive Officer [Member] | Mechanic and Repair Services [Member]
Payments to suppliers								726,992	0	0	847,326
Chief Executive Officer [Member] | Equipment Rentals [Member]
Payments to suppliers								$ 0	$ 21,983	0	506,358
Chief Executive Officer [Member] | Materials Sold [Member]
Payments to suppliers										$ 1,219,207	$ 0